EQUITY - Movement of comprehensive income and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement of comprehensive income and loss
Total comprehensive income	$ 49,510,000	$ 60,208,637	$ (6,144,135)
Equity holders of the parent	48,725,522	59,704,657	(5,894,668)
Non-controlling interests	784,478	503,980	(249,467)
Cash flow hedge reserve
Movement of comprehensive income and loss
Increase (decrease)	(14,172,572)	(119,668,724)	144,373,046
Deferred taxes	3,875,908	38,337,727	(46,055,955)
Reclassification to the result by function	13,352,835	76,802,629	(114,423,713)
Reclassification of deferred taxes related to other reserves	(3,702,667)	(25,007,021)	37,068,221
Total comprehensive income	(646,496)	(29,535,389)	20,961,599
Equity holders of the parent	(646,496)	(29,535,389)	20,961,599
Reserves for exchange rate differences
Movement of comprehensive income and loss
Increase (decrease)	(68,831,435)	148,686	(119,212,803)
Deferred taxes	232,666	(2,431,408)	4,604,711
Total comprehensive income	(68,598,769)	(2,282,722)	(114,608,092)
Equity holders of the parent	(68,333,217)	(1,297,198)	(114,161,459)
Non-controlling interests	(265,552)	(985,524)	(446,633)
Actual income (loss) from defined benefit plan
Movement of comprehensive income and loss
Increase (decrease)	(476,044)	(359,258)	(1,016,400)
Deferred taxes	121,390	86,222	228,690
Reclassification to the result by function	146,564	313,341	240,177
Reclassification of deferred taxes related to other reserves	(37,370)	(62,668)	(48,035)
Total comprehensive income	(245,460)	(22,363)	(595,568)
Equity holders of the parent	(130,555)	11,253	(558,292)
Non-controlling interests	$ (114,905)	$ (33,616)	$ (37,276)